Segment information (Tables)	12 Months Ended
Jun. 30, 2020
Segment information
Schedule of segment information

			Exploration and
			Production						Performance						Deferred tax assets		Tax receivable		Post-retirement		Total per statement
	Mining		International		Energy		Base Chemicals		Chemicals		Group Functions		Total		and liabilities		and payable		benefit assets		of financial position
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Statement of financial position
Non-current assets	27 096	26 485	17 733	13 542	47 270	67 325	50 821	141 160	116 830	126 949	9 311	6 655	269 061	382 116	31 665	8 563	—	—	467	1 274	301 193	391 953
Current assets*	2 169	1 809	2 114	2 475	23 793	19 727	72 236	19 478	43 589	25 007	28 649	8 789	172 550	77 285	—	—	5 419	730	—	—	177 969	78 015
Non-current liabilities	1 815	1 701	12 130	6 782	8 731	11 561	13 168	10 612	19 006	11 763	151 496	125 070	206 346	167 489	20 450	27 586	—	—	—	—	226 796	195 075
Current liabilities*	2 286	2 601	961	1 685	16 158	13 160	10 162	10 234	11 316	12 462	51 570	7 917	92 453	48 059	—	—	665	1 039	—	—	93 118	49 098

				Exploration and Production
	Mining			International			Energy			Base Chemicals			Performance Chemicals			Group Functions			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement
External turnover	1 343	3 222	3 446	1 829	1 815	1 610	66 994	82 977	69 110	51 868	48 113	43 269	68 333	67 389	63 986	—	60	40	190 367	203 576	181 461
Total turnover	19 891	20 876	19 797	5 204	5 184	4 198	67 901	83 803	69 773	52 683	48 813	43 951	69 197	68 296	64 887	30	78	52	214 906	227 050	202 658
Intersegmental turnover	(18 548)	(17 654)	(16 351)	(3 375)	(3 369)	(2 588)	(907)	(826)	(663)	(815)	(700)	(682)	(864)	(907)	(901)	(30)	(18)	(12)	(24 539)	(23 474)	(21 197)
(Loss)/earnings before interest and tax	2 756	4 701	5 244	1 197	(889)	(3 683)	(6 678)	16 566	14 081	(70 804)	(1 431)	918	(24 455)	(7 040)	7 853	(13 046)	(2 210)	(6 666)	(111 030)	9 697	17 747
(Loss)/earnings attributable to owners of Sasol Limited	1 679	3 021	3 336	409	(1 800)	(4 168)	(4 784)	11 970	8 558	(51 334)	1 622	2 075	(16 713)	(3 516)	7 434	(20 366)	(6 999)	(8 506)	(91 109)	4 298	8 729
Effect of remeasurement items**	113	45	34	(30)	1 976	4 241	11 987	247	971	70 670	3 190	4 512	27 863	13 182	103	231	5	40	110 834	18 645	9 901
Depreciation and amortisation	2 080	1 805	1 677	1 478	1 582	1 465	5 333	5 331	4 817	6 481	4 788	4 422	6 322	3 739	3 299	881	723	745	22 575	17 968	16 425
Statement of cash flows
Cash flow from operations (note 33)	5 143	7 025	6 877	3 238	2 528	2 665	12 980	23 247	17 158	5 954	6 343	9 017	11 343	9 743	12 303	(2 112)	102	(1 382)	36 546	48 988	46 638
Additions to non-current assets***	2 859	2 912	3 729	1 389	1 086	2 525	5 380	7 484	6 650	10 697	23 065	20 299	13 961	20 403	19 384	878	850	797	35 164	55 800	53 384
Other disclosures
Capital commitments**	2 352	2 372	2 640	3 597	19 795	18 811	9 237	10 390	10 320	11 013	16 504	21 125	5 326	10 434	16 432	425	600	599	31 950	60 095	69 927

*Includes assets/liabilities in disposal groups held for sale.

**Excludes equity accounted investments.

***Includes capital accruals.

Schedule of geographic segmentation

	Mining			Exploration and Production International			Energy			Base Chemicals			Performance Chemicals			Group Functions			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
External turnover*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
– South Africa	—	—	—	—	—	—	62 568	77 345	65 827	20 696	22 561	21 336	1 264	1 049	1 297	—	—	—	84 528	100 955	88 460
– Rest of Africa	—	—	—	488	652	341	3 792	4 665	3 282	2 483	2 573	2 142	1 013	900	790	—	24	—	7 776	8 814	6 555
– Europe	1 158	2 819	2 691	655	924	985	634	967	1	8 494	7 324	7 037	33 339	33 168	33 008	—	—	—	44 280	45 202	43 722
– North America	—	—	—	686	239	284	—	—	—	11 498	8 039	5 894	19 869	19 459	16 926	—	—	—	32 053	27 737	23 104
– South America	—	—	—	—	—	—	—	—	—	721	584	513	1 292	1 501	1 415	—	—	—	2 013	2 085	1 928
– Asia, Australasia and Middle East	185	403	755	—	—	—	—	—	—	7 976	7 032	6 347	11 556	11 312	10 550	—	36	40	19 717	18 783	17 692
						—
Total operations	1 343	3 222	3 446	1 829	1 815	1 610	66 994	82 977	69 110	51 868	48 113	43 269	68 333	67 389	63 986	—	60	40	190 367	203 576	181 461

*The analysis of turnover is based on the location of the customer.

	Mining			Exploration and Production International			Energy			Base Chemicals			Performance Chemicals			Group Functions			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
(Loss)/earnings before interest and tax*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
– South Africa	2 570	3 273	3 796	1 001	1 458	1 008	(8 098)	15 243	13 064	(14 756)	(843)	(3 213)	(2 743)	449	1 547	(14 107)	(1 004)	(7 617)	(36 133)	18 576	8 585
– Rest of Africa	—	—	—	(84)	164	(1 282)	1 423	259	926	(280)	120	416	71	189	22	691	(25)	553	1 821	707	635
– Europe	160	1 249	1	185	223	194	(338)	14	—	57	526	812	(742)	2 754	3 530	783	251	345	105	5 017	6 012
– North America	—	—	131	98	(2 739)	(3 595)	59	—	(1 010)	(55 160)	(1 724)	430	(21 370)	(11 844)	1 809	65	(1 436)	50	(76 308)	(17 743)	(2 316)
– South America	—	—	—	—	—	—	—	—	—	(114)	7	141	(77)	111	138	—	—	—	(191)	118	279
– Asia, Australasia and Middle East	26	179	—	(3)	5	(8)	276	1 050	1	(551)	483	2 332	406	1 301	807	(478)	4	3	(324)	3 022	4 552
			31						101
			7
Total operations**	2 756	4 701	5 244	1 197	(889)	(3 683)	(6 678)	16 566	14 081	(70 804)	(1 431)	918	(24 455)	(7 040)	7 853	(13 046)	(2 210)	(6 666)	(111 030)	9 697	17 747

*Includes equity accounted profits/(losses) remeasurement items and once-off share-based payment expenses.

**Sasol adopted IFRS 16 with effect from 1 July 2019 using the modified retrospective approach, comparative numbers have not been restated.

Non-current assets

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
– South Africa	111 549	147 688	143 493
– Rest of Africa	18 896	19 323	18 443
– Europe	18 948	15 944	15 389
– North America	107 700	189 560	165 742
– South America	1	1	1
– Asia, Australasia and Middle East	11 967	9 600	9 316
Total operations	269 061	382 116	352 384
Deferred tax asset	31 665	8 563	4 096
Post-retirement benefit assets	467	1 274	1 498
Total non-current assets	301 193	391 953	357 978